Intangible Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 15,082	$ 16,098
Accumulated amortization	(4,538)	(2,909)
Intangible assets, net	10,544	13,189
Amortization of intangible assets	1,736	1,755	589
Customer Contracts And Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	5,367	5,754
Accumulated amortization	(1,980)	(1,378)
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	8,092	7,961
Accumulated amortization	(2,201)	(1,326)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,623	1,709
Accumulated amortization	(357)	(205)
In Process R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts		$ 674